14. Shareholders' Equity	12 Months Ended
Dec. 31, 2021
14. Shareholders' Equity
Shareholders' Equity
(14)	Shareholders’ Equity

Shareholders’ equity was $142.4 million, or 8.77% of total assets, at December 31, 2021, compared to $139.9 million, or 9.88% of total assets, at December 31, 2020.  The increase in shareholders’ equity is primarily due to an increase in retained earnings due to net earnings.

Total cash dividends paid on common stock were $3.8 million and $4.4 million for the years ended December 31, 2021 and 2020, respectively.

The Board of Directors, at its discretion, can issue up to 5,000,000 shares of preferred stock. The Board is authorized to determine the number of shares, voting powers, designations, preferences, limitations and relative rights.  The Board of Directors does not currently anticipate issuing shares of preferred stock.

In 2020, the Board of Directors authorized a stock repurchase program, whereby up to $3 million was allocated to repurchase the Company’s common stock.  Any purchases under the Company’s stock repurchase program may be made periodically as permitted by securities laws and other legal requirements in the open market or in privately-negotiated transactions. The timing and amount of any repurchase of shares will be determined by the Company’s management, based on its evaluation of market conditions and other factors. The stock repurchase program may be suspended at any time or from time-to-time without prior notice.  The Company repurchased approximately $3.0 million, or 126,800 shares of its common stock, under this stock repurchase program through December 31, 2020.

In 2021, the Board of Directors authorized an additional stock repurchase program, whereby up to $4.0 million will be allocated to repurchase the Company’s common stock.  Any purchases under the Company’s stock repurchase program may be made periodically as permitted by securities laws and other legal requirements in the open market or in privately-negotiated transactions. The timing and amount of any repurchase of shares will be determined by the Company’s management, based on its evaluation of market conditions and other factors. The stock repurchase program may be suspended at any time or from time-to-time without prior notice.  The Company has repurchased approximately $3.6million, or 127,597 shares of its common stock, under this stock repurchase program as of December 31, 2021.